SUPPLEMENT TO THE
FIDELITY SMALL CAP STOCK
FUND, FIDELITY MID-CAP
STOCK FUND AND FIDELITY
LARGE CAP STOCK FUND
PROSPECTUS
DATED JUNE 22, 1995
The Board of Trustees of
Fidelity Small Cap Stock Fund
has authorized adoption of a
redemption fee of 0.75%
(payable to the fund) on shares
purchased after December 4,
1995 and held less than 90
days.
The following information
replaces corresponding
sections with respect to Fidelity
Small Cap Stock Fund under
the heading "Expenses" on
page 6.
SHAREHOLDER TRANSACTION
EXPENSES are charges you pay
when you buy, sell or hold
shares of a fund. See pages 24
and 31-37 for an explanation of
how and when these charges
apply. Lower sales charges
may be available for accounts
under $250,000.
Maximum sales charge on
purchases
(as a % of offering price)
for Small Cap Stock 3.00%
for Mid-Cap Stock None
for Large Cap Stock None
Maximum sales charge on
reinvested
distributions  None
Deferred sales charge on
redemptions None
Exchange fee None
Redemption fee on shares held
less than
90 days for shares purchased
after
December 4, 1995
(Small Cap Stock only) 0.75%
Annual account maintenance fee
(for accounts under $2,500) $12.00
The following information
supplements information in the
section entitled "Transaction
Details" beginning on page 31.
The redemption fee for Small
Cap Stock, if applicable, will be
deducted from the amount of
your redemption. This fee is
paid to the fund rather than
FMR, and it does not apply to
shares that were acquired
through reinvestment of
distributions. If shares were not
all held for the same length of
time, those shares you held
longest will be redeemed first
for purposes of determining
whether the fee applies.
SUPPLEMENT TO THE
FIDELITY SMALL CAP STOCK
FUND, FIDELITY MID-CAP
STOCK FUND AND FIDELITY
LARGE CAP STOCK FUND
PROSPECTUS
DATED JUNE 22, 1995
The Board of Trustees of
Fidelity Small Cap Stock Fund
has authorized adoption of a
redemption fee of 0.75%
(payable to the fund) on shares
purchased after December 4,
1995 and held less than 90
days.
The following information
replaces corresponding
sections with respect to Fidelity
Small Cap Stock Fund under
the heading "Expenses" on
page 6.
SHAREHOLDER TRANSACTION
EXPENSES are charges you pay
when you buy, sell or hold
shares of a fund. See pages 24
and 31-37 for an explanation of
how and when these charges
apply. Lower sales charges
may be available for accounts
under $250,000.
Maximum sales charge on
purchases
(as a % of offering price)
for Small Cap Stock 3.00%
for Mid-Cap Stock None
for Large Cap Stock None
Maximum sales charge on
reinvested
distributions  None
Deferred sales charge on
redemptions None
Exchange fee None
Redemption fee on shares held
less than
90 days for shares purchased
after
December 4, 1995
(Small Cap Stock only) 0.75%
Annual account maintenance fee
(for accounts under $2,500) $12.00
The following information
supplements information in the
section entitled "Transaction
Details" beginning on page 31.
The redemption fee for Small
Cap Stock, if applicable, will be
deducted from the amount of
your redemption. This fee is
paid to the fund rather than
FMR, and it does not apply to
shares that were acquired
through reinvestment of
distributions. If shares were not
all held for the same length of
time, those shares you held
longest will be redeemed first
for purposes of determining
whether the fee applies.
SML-95-1 September 20, 1995
SML-95-1 September 20, 1995